Locations and Carrying Amounts of Derivative Instruments (Detail) (JPY ¥)	Mar. 31, 2011	Mar. 31, 2010
Derivatives in fair value hedging relationships
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments	¥ 1,232	¥ 3,297
Derivatives in fair value hedging relationships | Interest rate swap agreements | Prepaid expense and other current assets
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments	1,232	630
Derivatives in fair value hedging relationships | Interest rate swap agreements | Other asset
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments		2,667
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	2,013	1,660
Derivatives not designated as hedging instruments | Foreign exchange forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	154	108
Derivatives not designated as hedging instruments | Foreign currency option contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	724	404
Derivatives not designated as hedging instruments | Foreign currency option contracts | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	¥ 1,135	¥ 1,148